UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	 		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		August 14, 2006

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		51
Form 13F Information Table Value Total:		$3,971,603

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Alcan Inc                     COMMON     013716105      1745   37166 SH        SOLE            37166
Amgen Inc                     COMMON     031162100      4774   73194 SH        SOLE            73194
Apollo Group Inc               CL A      037604105     37393  723681 SH        SOLE           723681
Aramark Corp                   CL B      038521100     33110 1000000 SH      DEFINED   01    1000000
Aurizon Mines Ltd             COMMON     05155P106      7216 2600000 SH      DEFINED   01    2600000
Aviall Inc                    COMMON     05366B102    156816 3300000 SH      DEFINED   01    3300000
BB&T Corp                     COMMON     054937107      1463   35173 SH        SOLE            35173
Bally Total Fitness Hldg      COMMON     05873K108        85   12563 SH      DEFINED   01      12563
Bema Gold Corp                COMMON     08135F107    15031330143290 SH      DEFINED   01   30143290
Boston Scientific Corp        COMMON     101137107    22534313381415 SH      DEFINED   01   13381415
CBS Corp                       CL B      124857202     55907 2066800 SH      DEFINED   01    2066800
Cambior Inc                   COMMON     13201L103     3255112000000 SH      DEFINED   01   12000000
Cardinal Health Inc           COMMON     14149Y108      3925   61012 SH        SOLE            61012
Caremark RX Inc               COMMON     141705103     49867  999938 SH        SOLE           999938
Conexant Systems Inc          COMMON     207142100      2173  869338 SH        SOLE           869338
Constellation Energy Grou     COMMON     210371100     23798  436500 SH      DEFINED   01     436500
Credence Sys Corp             COMMON     225302108       206   58916 SH        SOLE            58916
Diagnostic Prods Corp         COMMON     252450101     46501  799400 SH      DEFINED   01     799400
Embarq Corp                   COMMON     29078E105     48153 1174747 SH      DEFINED   01    1174747
Falconbridge Ltd              COMMON     306104100    474295 9010000 SH      DEFINED   01    9010000
Fisher Scientific Intl In     COMMON     338032204    466659 6388219 SH      DEFINED   01    6388219
General Electric Co           COMMON     369604103     11394  345699 SH        SOLE           345699
Glamis Gold Ltd               COMMON     376775102      3533   93250 SH      DEFINED   01      93250
Houston Expl Co               COMMON     442120101     12238  200000 SH      DEFINED   01     200000
Inco Ltd                      COMMON     453258402    527442 8015677 SH      DEFINED   01    8015677
Juniper Networks Inc          COMMON     48203R104     22756 1423169 SH        SOLE          1423169
Kerr McGee Corp               COMMON     492386107    286532 4131686 SH      DEFINED   01    4131686
Manulife Finl Corp            COMMON     56501R106     16603  524330 SH        SOLE           524330
Maverick Tube Corp            COMMON     577914104     96365 1525000 SH      DEFINED   01    1525000
Millicom Intl Cellular S     SHS NEW     L6388F110     16079  353921 SH      DEFINED   01     353921
Mirant Corp                   COMMON     60467R100    186318 6952146 SH      DEFINED   01    6952146
Monogram Biosciences Inc      COMMON     60975U108       367  185299 SH      DEFINED   01     185299
NCO Group Inc                 COMMON     628858102     16525  625000 SH      DEFINED   01     625000
Open Text Corp                COMMON     683715106      1171   81106 SH        SOLE            81106
Phelps Dodge Corp             COMMON     717265102     15693  191000 SH      DEFINED   01     191000
Portland Gen Elec Co          COMMON     736508847       851   34091 SH      DEFINED   01      34091
Public Svc Enterprise Gro     COMMON     744573106     39672  600000 SH      DEFINED   01     600000
RSA Sec Inc                   COMMON     749719100     13595  500000 SH      DEFINED   01     500000
Remington Oil & Gas Corp      COMMON     759594302     81844 1861364 SH      DEFINED   01    1861364
Simon Ppty Group Inc          COMMON     828806109      4097   49392 SH        SOLE            49392
Sprint Nextel Corp           COM FON     852061100    47359123691400 SH      DEFINED   01   23691400
Symantec Corp                 COMMON     871503108     84559 5441400 SH      DEFINED   01    5441400
Tronox Inc                   COM CL B    897051207     10517  798584 SH      DEFINED   01     798584
Ubiquitel Inc                 COMMON     903474302     44856 4338074 SH      DEFINED   01    4338074
UnitedHealth Group Inc        COMMON     91324P102     11638  259886 SH        SOLE           259886
Univision Communications       CL A      914906102       443   13230 SH        SOLE            13230
Viacom Inc                     CL B      92553P201     60928 1700000 SH      DEFINED   01    1700000
Viacom Inc                     CL A      92553P102      6277  174600 SH        SOLE           174600
West Corp                     COMMON     952355105     77758 1623000 SH      DEFINED   01    1623000
YRC Worldwide Inc             COMMON     984249102      1138   27018 SH        SOLE            27018
Yamana Gold Inc               COMMON     98462Y100     24530 2500000 SH      DEFINED   01    2500000

                                                     3971603